Subsequent events (Details Textual) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended			12 Months Ended			49 Months Ended
	Mar. 31, 2018	Feb. 15, 2018	Feb. 13, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Feb. 14, 2018	Jan. 26, 2018
Subsequent Event [Line Items]
Distribution Made to Limited Partner, Cash Distributions Paid				$ 57,037	$ 43,877	$ 35,524
Proceeds from Issuance of Preferred Stock and Preference Stock				$ 110,924	$ 0	$ 0
Subsequent Event [Member]
Subsequent Event [Line Items]
Maximum Offering Amount								$ 120,000
Preferred Stock, Shares Issued	309,152
Proceeds from Issuance of Preferred Stock and Preference Stock	$ 7,900
Payment of Financing and Stock Issuance Costs	$ 200
Common Stock, Shares, Issued	154,500
Proceeds from Issuance of Common Stock	$ 2,800
Subsequent Event [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Share Price	$ 18.22
Subsequent Event [Member] | Series A Preferred Stock [Member]
Subsequent Event [Line Items]
Distribution Made to Limited Partner, Distributions Paid, Per Unit		$ 0.78993
Distribution Made to Limited Partner, Cash Distributions Paid		$ 3,700
Share Price	$ 26.14
Subsequent Event [Member] | Common and Subordinated Stock [Member]
Subsequent Event [Line Items]
Distribution Made to Limited Partner, Distributions Paid, Per Unit							$ 0.43
Distribution Made to Limited Partner, Cash Distributions Paid							$ 14,400
Subsequent Event [Member] | Revolving Credit Facility [Member]
Subsequent Event [Line Items]
Proceeds from Lines of Credit			$ 5,400